UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

The following 2 series of Wells Fargo Funds Trust have an April 30 fiscal year end:

Wells Fargo Asset Allocation Fund and Wells Fargo Absolute Return Fund.

The following 9 series of Wells Fargo Funds Trust have an October 31 fiscal year end:

Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Small Cap Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of reporting period: July 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Asset Allocation Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name		Shares	Value

Investment Companies : 100.20%
Asset Allocation Trust (l)		197,333,618	$3,366,795,933

Total Investment Companies (Cost $2,115,391,307)			3,366,795,933

Total Investments (Cost $2,115,391,307)*	100.20%		3,366,795,933
Other Assets and Liabilities, Net	(0.20)		(6,586,688)

Total Net Assets	100.00%		$3,360,209,245

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $2,115,566,900 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,251,229,033
Gross unrealized losses	0

Net unrealized gains	$1,251,229,033

1

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At July 31, 2017, the Fund owned 100% of Asset Allocation Trust.

Valuation

Investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Fair valuation measurements

As of July 31, 2017, the Fund’s investment in Asset Allocation Trust was measured at fair value using the net asset value per share as a practical expedient. Asset Allocation Trust seeks to provide total return by investing in GMO managed mutual funds and may be exposed to any asset class. GMO intends to expose the assets of Asset Allocation Trust to at least 15% in fixed income investments and at least 25% in equity investments. The Fund’s investment in Asset Allocation Trust valued at $3,366,795,933 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Absolute Return Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name		Shares	Value

Investment Companies : 99.13%
GMO Benchmark-Free Allocation Fund Class MF (l)		209,772,215	$5,691,120,189

Total Investment Companies (Cost $5,245,683,419)			5,691,120,189

Total investments (Cost $5,245,683,419)*	99.13%		5,691,120,189
Other assets and liabilities, net	0.87		49,791,017

Total net assets	100.00%		$5,740,911,206

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $5,358,306,907 and unrealized gains (losses) consists of:

Gross unrealized gains	$332,813,282
Gross unrealized losses	0

Net unrealized gains	$332,813,282

1

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether currently existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of July 31, 2017, the Fund owned 41% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of July 31, 2017 (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

As of July 31, 2017, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using the net asset value per share as a practical expedient. Benchmark-Free Allocation Fund seeks positive total return, not “relative” return, by investing in asset classes GMO believes offer the most attractive return and risk opportunities. The Fund’s investment in Benchmark-Free Allocation Fund valued at $5,691,120,189 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

July 31, 2017 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
11,731,737	GMO Emerging Country Debt Fund, Class IV	345,499,641
814,931,345	GMO Implementation Fund	11,189,007,364
21,005,699	GMO Opportunistic Income Fund, Class VI	553,080,048
31,500,461	GMO SGM Major Markets Fund, Class VI	1,033,530,113
30,040,190	GMO Special Opportunities Fund, Class VI	687,920,361

	TOTAL MUTUAL FUNDS (COST $13,104,248,830)	13,809,037,527

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
7,859,221	State Street Institutional Treasury Money Market Fund-Premier Class, 0.92%(a)	7,859,221

	TOTAL SHORT-TERM INVESTMENTS (COST $7,859,221)	7,859,221

	TOTAL INVESTMENTS — 100.1% (Cost $13,112,108,051)	13,816,896,748

	Other Assets and Liabilities (net) — (0.1%)	(7,403,914)

	TOTAL NET ASSETS — 100.0%	$13,809,492,834

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of July 31, 2017.

Wells Fargo Asia Pacific Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 89.38%

Australia : 6.66%
Australia & New Zealand Banking Group Limited (Financials, Banks)	53,743	$1,273,924
BHP Billiton Limited (Materials, Metals & Mining)	59,774	1,236,126
Evolution Mining Limited (Materials, Metals & Mining)	598,082	1,062,194
Healthscope Limited (Health Care, Health Care Providers & Services)	688,451	1,145,582
Medibank Private Limited (Financials, Insurance)	306,927	667,873
MYOB Group Limited (Information Technology, Internet Software & Services)	256,900	684,382
Rio Tinto Limited (Materials, Metals & Mining)	24,585	1,293,958
Suncorp Group Limited (Financials, Insurance)	106,752	1,220,389
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	225,858	740,814
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	43,439	1,013,693

		10,338,935

China : 21.48%
3SBio Incorporated (Health Care, Biotechnology)†	557,500	699,480
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	20,750	3,215,213
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	2,137,000	1,310,523
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	5,341	1,208,935
Bank of China Limited H Shares (Financials, Banks)	1,424,000	701,900
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,608,000	1,336,088
Bright Scholar Education ADR (Consumer Discretionary, Diversified Consumer Services)†«	121,900	1,922,363
BYD Company Limited H Shares (Consumer Discretionary, Automobiles)	131,000	816,779
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	406,000	541,624
China Construction Bank H Shares (Financials, Banks)	2,910,000	2,421,647
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	756,107
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	1,071,500	945,183
China Merchants Bank Company Limited H Shares (Financials, Banks)	276,500	909,772
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	124,500	1,334,930
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,140,000	865,494
China Resources Phoenix Healthcare Holdings Company Limited (Health Care, Health Care Providers & Services)«	565,000	713,954
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	13,300	794,409
Hengan International Group Company Limited (Consumer Staples, Personal Products)	101,000	770,677
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,348,021
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	2,715,000	1,901,348
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	390,000	726,993
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	231,000	1,713,839
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	235,000	860,475
Tencent Holdings Limited (Information Technology, Internet Software & Services)	104,100	4,176,901
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	54,500	670,350
Yum China Holdings Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†	19,400	694,326

		33,357,331

Hong Kong : 1.17%
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	426,000	1,445,307
IMAX China Holding Incorporated (Consumer Discretionary, Media) †144A	140,500	371,450

		1,816,757

India : 8.52%
Bharat Electronics Limited (Industrials, Aerospace & Defense)	420,093	1,170,540
Emami Limited (Consumer Staples, Personal Products)	47,169	814,762
HDFC Bank Limited (Financials, Banks)	79,100	2,200,207
Hindalco Industries Limited (Materials, Metals & Mining)	475,352	1,627,577
ICICI Bank Limited (Financials, Banks)	186,670	880,518
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	335,643	652,176
ITC Limited (Consumer Staples, Tobacco)	168,983	751,387

1

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Asia Pacific Fund

Security name	Shares	Value

India (continued)
Larsen & Toubro Limited (Industrials, Construction & Engineering)	72,054	$1,341,032
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	9,700	1,171,848
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	62,364	1,570,201
Tata Motors Limited (Consumer Discretionary, Automobiles)	152,900	1,059,673

		13,239,921

Indonesia : 1.84%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	809,400	897,545
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	6,279,300	508,980
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	2,451,200	862,814
PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	3,775,800	589,437

		2,858,776

Japan : 31.75%
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	316,000	2,177,274
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	23,000	648,410
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	70,100	1,004,017
Japan Airlines Company Limited (Industrials, Airlines)	51,000	1,650,578
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	1,000	722,935
Japan Rental Housing Investment Incorporated (Real Estate, Equity REITs)	1,900	1,414,939
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	35,800	1,245,020
Kao Corporation (Consumer Staples, Personal Products)	13,500	822,160
Kose Corporation (Consumer Staples, Personal Products)	7,700	857,690
Kubota Corporation (Industrials, Machinery)	71,200	1,239,679
Kura Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,900	800,444
Kyushu Railway Company (Industrials, Road & Rail)	61,400	2,024,482
Macromill Incorporated (Information Technology, Internet Software & Services)	80,100	1,814,229
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	31,600	1,949,113
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	424,900	2,697,900
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	82,400	1,894,352
Nagoya Railroad Company Limited (Industrials, Road & Rail)	202,000	927,135
Nintendo Company Limited (Information Technology, Software)	4,100	1,393,877
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	18,900	924,042
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	62,000	1,441,390
Obayashi Corporation (Industrials, Construction & Engineering)	165,300	1,991,187
ORIX Corporation (Financials, Diversified Financial Services)	109,800	1,744,430
Otsuka Corporation (Information Technology, IT Services)	18,700	1,226,369
Panasonic Corporation (Consumer Discretionary, Household Durables)	139,700	1,927,377
Recruit Holdings Company Limited (Industrials, Professional Services)	56,100	971,426
Resona Holdings Incorporated (Financials, Banks)	143,400	739,340
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	7,400	1,892,875
Sekisui House Limited (Consumer Discretionary, Household Durables)	115,400	2,000,881
Skylark Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	51,400	776,747
SoftBank Group Corporation (Telecommunication Services, Wireless Telecommunication Services)	7,400	601,290
Sony Corporation (Consumer Discretionary, Household Durables)	40,400	1,663,713
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	43,400	1,595,933
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	25,700	1,219,203
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,200	1,158,465
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	12,700	718,144
Tsukui Corporation (Health Care, Health Care Providers & Services)	125,200	760,887
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	149,800	679,396

		49,317,329

Malaysia : 2.51%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	329,300	796,811
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	585,300	820,227
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	770,000	1,061,077
Lotte Chemical Titan Holding Bhd (Industrials, Chemicals) †144A	398,800	437,781

2

Wells Fargo Asia Pacific Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name		Shares	Value

Malaysia (continued)
Sime Darby Bhd (Industrials, Industrial Conglomerates)		353,200	$779,573

			3,895,469

Philippines : 1.22%
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)		26,135	628,255
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)		374,860	1,259,191

			1,887,446

Singapore : 0.52%
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		947,900	814,894

South Korea : 6.25%
Celltrion Healthcare Company Limited (Health Care, Health Care Providers & Services)†		9,700	431,236
Hana Financial Group Incorporated (Financials, Banks)		41,335	1,883,817
KB Financial Group Incorporated (Financials, Banks)		31,701	1,682,712
Korea Electric Power Corporation (Utilities, Electric Utilities)		26,713	1,063,459
LG Chem Limited (Materials, Chemicals)		3,049	893,679
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		1,743	3,753,746

			9,708,649

Taiwan : 5.80%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		614,085	2,389,594
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)†		493,000	812,265
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		228,000	951,400
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		431,000	3,061,698
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		413,000	790,562
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)		2,180,000	1,003,527

			9,009,046

Thailand : 1.00%
Land & Houses PCL (Real Estate, Real Estate Management & Development)		2,679,400	805,193
Thai Beverage PCL (Consumer Staples, Beverages)		1,060,300	747,214

			1,552,407

Vietnam : 0.66%
Masan Group Corporation (Consumer Staples, Food Products)		543,000	1,022,612

Total Common Stocks (Cost $114,087,160)			138,819,572

	Expiration date
Participation Notes : 5.78%

China : 5.78%
HSBC Bank plc (Baoshan Iron & Steel Company Limited Class A) (Industrials, Machinery)†	2-19-2019	870,995	964,101
HSBC Bank plc (China International Travel Service Corporation Class A) (Consumer Discretionary, Hotels, Restaurants & Leisure)†	12-23-2024	191,000	820,946
HSBC Bank plc (Han’s Laser Technology Industry Group Company Limited Class A) (Industrials, Machinery)†	3-18-2019	178,169	948,962

3

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Asia Pacific Fund

Security name			Expiration date	Shares	Value

China (continued)
HSBC Bank plc (Hangzhou Hikvision Digital Technology Company Limited Class A) (Information Technology, Electronic Equipment, Instruments & Components)†			6-18-2018	163,261	$728,681
HSBC Bank plc (Hangzhou Hikvision Digital Technology Company Limited Class A) (Information Technology, Electronic Equipment, Instruments & Components)†			12-07-2022	348,000	1,553,225
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products)†			9-25-2023	277,800	852,639
HSBC Bank plc (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†			5-8-2018	175,000	1,072,677
UBS AG (GoerTek Incorporated Class A) (Information Technology, Electronic Equipment, Instruments & Components)†			7-24-2018	331,400	948,125
UBS AG (Han’s Laser Technology Industry Group Company Limited Class A) (Industrials, Machinery)†			3-19-2018	203,912	1,086,074

Total Participation Notes (Cost $6,602,995)					8,975,430

		Dividend yield
Preferred Stocks : 1.68%

South Korea : 1.68%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals) ±		1.08%		1,509	2,603,886

Total Preferred Stocks (Cost $1,045,900)					2,603,886

		Yield
Short-Term Investments : 1.63%

Investment Companies : 1.63%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25		393,961	394,000
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.89		2,145,407	2,145,407

Total Short-Term Investments (Cost $2,539,407)					2,539,407

Total investments in securities (Cost $124,275,462)*	98.47%				152,938,295
Other assets and liabilities, net	1.53				2,380,946

Total net assets	100.00%				$155,319,241

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $124,904,136 and unrealized gains (losses) consists of:

Gross unrealized gains	$31,038,099
Gross unrealized losses	(3,003,940)

Net unrealized gains	$28,034,159

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments –July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$10,338,935	$0	$0	$10,338,935
China	33,357,331	0	0	33,357,331
Hong Kong	1,816,757	0	0	1,816,757
India	13,239,921	0	0	13,239,921
Indonesia	2,858,776	0	0	2,858,776
Japan	49,317,329	0	0	49,317,329
Malaysia	3,895,469	0	0	3,895,469
Philippines	1,887,446	0	0	1,887,446
Singapore	814,894	0	0	814,894

South Korea	9,708,649	0	0	9,708,649
Taiwan	9,009,046	0	0	9,009,046
Thailand	1,552,407	0	0	1,552,407
Vietnam	1,022,612	0	0	1,022,612
Participation notes
China	0	8,975,430	0	8,975,430
Preferred stocks
South Korea	2,603,886	0	0	2,603,886
Short-term investments
Investment companies	2,145,407	0	0	2,145,407
Investments measured at net asset value*				394,000

Total assets	$143,568,865	$8,975,430	$0	$152,938,295

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $394,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 93.25%

Australia : 1.32%
Arrium Limited (Materials, Metals & Mining) †(a)(i)	397,400	$0
Asaleo Care Limited (Consumer Staples, Personal Products)	114,700	122,041
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	29,300	89,775
Bendigo Bank Limited (Financials, Banks)	26,100	232,186
CSR Limited (Materials, Construction Materials)	59,900	187,846
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	215,222
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	24,500	330,260
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	59,736
Mineral Resources Limited (Materials, Metals & Mining)	14,900	146,258
Qantas Airways Limited (Industrials, Airlines)	59,300	252,381
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	800	7,654

		1,643,359

Austria : 0.42%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	300,029
Voestalpine AG (Materials, Metals & Mining)	4,300	218,172

		518,201

Brazil : 1.27%
Ambev SA ADR (Consumer Staples, Beverages)	49,290	299,683
Banco de Brasil SA (Financials, Banks)	19,000	174,868
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	72,030
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	117,079	857,018
JBS SA (Consumer Staples, Food Products)	67,500	166,675

		1,570,274

Canada : 2.50%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	8,692	1,359,168
Lundin Mining Corporation (Materials, Metals & Mining)	156,208	1,123,871
Magna International Incorporated (Consumer Discretionary, Auto Components)	9,100	433,997
WestJet Airlines Limited (Industrials, Airlines)	9,200	183,373

		3,100,409

Chile : 0.06%
Sociedad Quimica Minera de Chile (Materials, Chemicals)	1,683	69,188

China : 4.56%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	10,587	1,640,456
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	119,706
China Everbright Limited (Financials, Capital Markets)	190,000	432,990
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	106,500	1,141,928
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	165,507
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	186,957
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	129,874
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	181,000	126,757
NetEase Incorporated ADR (Information Technology, Internet Software & Services)	1,587	494,001
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	69,000	128,622
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	272,000	720,848
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	49,500	84,794
Tencent Holdings Limited (Information Technology, Internet Software & Services)	5,600	224,694
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	59,498

		5,656,632

Czech Republic : 0.06%
CEZ AS (Utilities, Electric Utilities)	4,000	72,599

1

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value

Denmark : 0.86%
Danske Bank AS (Financials, Banks)	9,300	$376,752
Genmab AS (Health Care, Biotechnology) †	651	148,081
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	8,910	380,241
Sydbank AS (Financials, Banks)	4,000	166,819

		1,071,893

Finland : 0.08%
Tieto Oyj (Information Technology, IT Services)	3,000	95,178

France : 5.79%
Arkema SA (Materials, Chemicals)	910	103,611
Atos Origin SA (Information Technology, IT Services)	2,400	364,942
AXA SA (Financials, Insurance)	11,300	333,889
BNP Paribas SA (Financials, Banks)	5,534	429,559
Compagnie de Saint-Gobain SA (Industrials, Building Products)	22,254	1,235,284
Compagnie Generale des Establissements Michelin SA (Consumer Discretionary, Auto Components)	2,200	297,809
Credit Agricole SA (Financials, Banks)	13,900	244,354
Eiffage SA (Industrials, Construction & Engineering)	4,935	478,172
Electricite de France SA (Utilities, Electric Utilities)	9,000	91,328
Engie SA (Utilities, Multi-Utilities)	13,300	214,205
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	14,100	237,354
Renault SA (Consumer Discretionary, Automobiles)	3,100	279,491
Sanofi SA (Health Care, Pharmaceuticals)	8,600	821,785
Schneider Electric SE (Industrials, Electrical Equipment)	5,411	425,008
SCOR SE (Financials, Insurance)	7,700	324,640
Societe Generale SA (Financials, Banks)	3,700	217,251
Total SA (Energy, Oil, Gas & Consumable Fuels)	7,000	355,992
Vallourec SA (Energy, Energy Equipment & Services) †«	23,177	136,965
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	20,956	599,106

		7,190,745

Germany : 14.51%
Allianz AG (Financials, Insurance)	9,835	2,095,682
Aurubis AG (Materials, Metals & Mining)	2,300	204,968
BASF SE (Materials, Chemicals)	2,900	276,667
Bayer AG (Health Care, Pharmaceuticals)	12,177	1,544,582
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	202,385
Beiersdorf AG (Consumer Staples, Personal Products)	7,066	775,411
Celesio AG (Health Care, Health Care Providers & Services)	5,300	167,206
Daimler AG (Consumer Discretionary, Automobiles)	5,300	371,994
Deutsche Bank AG (Financials, Capital Markets)	13,649	243,820
Deutsche Boerse AG (Financials, Capital Markets)	17,810	1,863,991
Deutsche Post AG (Industrials, Air Freight & Logistics)	30,802	1,196,001
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	32,592	595,906
Hannover Rueck SE (Financials, Insurance)	1,200	151,574
Linde AG (Materials, Chemicals)	8,922	1,708,910
Metro AG (Consumer Staples, Food & Staples Retailing)	43,170	485,545
Metro Wholesale & Food Specialist AG (Consumer Staples, Food & Staples Retailing) †	43,170	872,101
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	4,455	957,201
Rheinmetall AG (Industrials, Industrial Conglomerates)	6,511	650,532
SAP SE (Information Technology, Software)	11,072	1,175,440
Siemens AG (Industrials, Industrial Conglomerates)	5,427	737,210
Stada Arzneimittel AG (Health Care, Pharmaceuticals) «	400	31,158
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	7,700	158,514
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	251,818
Vonovia SE (Real Estate, Real Estate Management & Development)	4,647	188,441
Wirecard AG (Information Technology, IT Services)	14,376	1,100,915

		18,007,972

Hong Kong : 2.35%
AIA Group Limited (Financials, Insurance)	144,800	1,141,041
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	100,015
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	109,500	152,808
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	171,660

2

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Hong Kong (continued)
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	22,000	$165,899
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	972,000	1,005,500
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	173,414

		2,910,337

Hungary : 0.07%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	89,596

Indonesia : 0.19%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	218,100	241,851

Ireland : 1.49%
Allegion plc (Industrials, Building Products)	2,964	240,795
C&C Group plc (Consumer Staples, Beverages)	18,600	67,377
Medtronic plc (Health Care, Health Care Equipment & Supplies)	15,276	1,282,726
Smurfit Kappa Group plc (Materials, Containers & Packaging)	8,800	261,686

		1,852,584

Israel : 0.30%
Bank Hapoalim Limited (Financials, Banks)	38,000	263,239
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	3,400	109,984

		373,223

Italy : 3.66%
A2A SpA (Utilities, Multi-Utilities)	104,600	178,061
Assicurazioni Generali SpA (Financials, Insurance)	37,000	671,463
Enel SpA (Utilities, Electric Utilities)	89,400	510,532
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	88,425	1,399,539
Intesa Sanpaolo SpA (Financials, Banks)	236,140	814,028
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	6,600	115,087
Mediobanca SpA (Financials, Banks)	23,400	244,184
Prysmian SpA (Industrials, Electrical Equipment)	4,302	137,758
UniCredit SpA (Financials, Banks)	23,621	465,297

		4,535,949

Japan : 13.83%
Adeka Corporation (Materials, Chemicals)	13,000	200,227
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	172,117
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	1,800	62,778
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	17,100	218,394
CALBEE Incorporated (Consumer Staples, Food Products)	10,900	452,333
Central Glass Company Limited (Industrials, Building Products)	34,000	149,576
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	73,500	154,007
Daiwa Securities Group Incorporated (Financials, Capital Markets)	171,000	986,649
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	122,909
Denka Company Limited (Materials, Chemicals)	50,000	278,924
DIC Incorporated (Materials, Chemicals)	5,300	201,193
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	293,006
Fuji Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	5,900	139,573
Fujikura Limited (Industrials, Electrical Equipment)	25,000	210,894
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	186,000	1,281,560
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	23,497	323,112
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	229,174
Japan Airlines Company Limited (Industrials, Airlines)	6,300	203,895
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	33,520	1,165,728
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,000	160,007
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	18,500	490,000
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,300	156,204
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	226,994
Marubeni Corporation (Industrials, Trading Companies & Distributors)	36,300	240,793
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	3,000	185,042
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	12,000	181,178

3

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value

Japan (continued)
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	$141,482
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	167,100	1,061,001
Mitsui Chemicals Incorporated (Materials, Chemicals)	18,100	103,433
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	17,000	390,825
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	305,703
Nintendo Company Limited (Information Technology, Software)	1,200	407,964
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	21,200	1,036,492
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	320,116
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	12,400	125,637
Nomura Holdings Incorporated (Financials, Capital Markets)	182,600	1,087,865
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	26,503	616,147
ORIX Corporation (Financials, Diversified Financial Services)	16,500	262,141
Resona Holdings Incorporated (Financials, Banks)	75,000	386,684
S Foods Incorporated (Consumer Staples, Food Products)	7,500	279,605
Sankyu Incorporated (Industrials, Road & Rail)	28,000	211,311
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	118,482
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	40,437
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	195,176
Sumitomo Heavy Industries Limited (Industrials, Machinery)	30,000	219,330
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,640	24,821
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	304,413
Sumitomo Osaka Cement Company (Materials, Construction Materials)	37,600	176,327
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	212,200
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	6,200	122,825
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	36,800	191,269
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	121,591
UBE Industries Limited (Materials, Chemicals)	79,000	214,976

		17,164,520

Malaysia : 1.07%
CIMB Group Holdings Bhd (Financials, Banks)	868,062	1,327,994

Mexico : 0.18%
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	99,400	230,040

Netherlands : 5.92%
Aegon NV (Financials, Insurance)	23,200	130,153
Akzo Nobel NV (Materials, Chemicals)	4,935	446,450
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,610	547,652
ING Groep NV (Financials, Banks)	98,046	1,835,598
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	7,700	157,648
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	36,336	1,392,811
NN Group NV (Financials, Insurance)	31,079	1,261,575
Sensata Technologies Holding NV (Industrials, Electrical Equipment) †«	28,847	1,301,577
Unilever NV (Consumer Staples, Personal Products)	3,638	212,319
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing) †	1,700	65,756

		7,351,539

Norway : 2.05%
Den Norske Bank ASA (Financials, Banks)	97,079	1,908,775
Frontline Limited (Energy, Oil, Gas & Consumable Fuels) «	17,543	101,739
Marine Harvest ASA (Consumer Staples, Food Products)	22,503	419,275
Yara International ASA (Materials, Chemicals)	2,900	115,552

		2,545,341

Poland : 0.06%
Asseco Poland SA (Information Technology, Software)	5,900	74,198

Portugal : 0.10%
Energias de Portugal SA (Utilities, Electric Utilities)	33,800	120,037

Russia : 1.40%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	174,825

4

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Russia (continued)
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	$195,300
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	19,687	292,057
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	124,901	1,070,402

		1,732,584

Singapore : 0.37%
DBS Group Holdings Limited (Financials, Banks)	17,000	271,217
United Overseas Bank Limited (Financials, Banks)	10,700	189,420

		460,637

South Africa : 1.06%
Barclays Africa Group Limited (Financials, Banks)	12,600	138,250
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	75,188
Omnia Holdings Limited (Materials, Chemicals)	7,600	78,516
Sasol Limited (Materials, Chemicals)	33,802	1,018,286

		1,310,240

South Korea : 4.16%
BNK Financial Group Incorporated (Financials, Banks)	1,018	10,280
Hana Financial Group Incorporated (Financials, Banks)	26,753	1,219,251
Industrial Bank of Korea (Financials, Banks)	16,600	229,185
KT&G Corporation (Consumer Staples, Tobacco)	2,300	234,306
Kwangju Bank (Financials, Banks)	1,044	12,921
LG Household & Health Care Limited (Consumer Staples, Personal Products)	177	156,746
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	439	945,436
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	246	265,188
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	7,442	1,848,779
Woori Bank (Financials, Banks)	13,760	234,856

		5,156,948

Spain : 1.23%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	201,640
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing) «	33,900	228,866
Gas Natural SDG SA (Utilities, Gas Utilities)	9,100	213,189
Grifols SA (Health Care, Biotechnology)	10,307	289,845
Grifols SA ADR (Health Care, Biotechnology)	17,720	371,234
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	136,508
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	4,800	80,461

		1,521,743

Sweden : 0.32%
Boliden AB (Materials, Metals & Mining)	6,700	210,449
Nordea Bank AB (Financials, Banks)	15,000	189,316

		399,765

Switzerland : 5.59%
Aryzta AG (Consumer Staples, Food Products)	3,400	109,284
Baloise Holding AG (Financials, Insurance)	2,000	321,423
Credit Suisse Group AG (Financials, Capital Markets)	20,800	320,083
Georg Fischer AG (Industrials, Machinery)	300	341,279
Idorsia Limited (Health Care, Biotechnology) †	1,130	21,152
Nestle SA (Consumer Staples, Food Products)	16,336	1,380,269
Novartis AG (Health Care, Pharmaceuticals)	17,555	1,495,974
Roche Holding AG (Health Care, Pharmaceuticals)	1,560	395,102
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	962	381,935
Swiss Life Holding AG (Financials, Insurance)	1,500	547,598

5

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value

Switzerland (continued)
Swiss Reinsurance AG (Financials, Insurance)	3,900	$376,105
UBS Group AG (Financials, Capital Markets)	10,600	184,386
Valiant Holding AG (Financials, Banks)	1,900	224,003
Zurich Insurance Group AG (Financials, Insurance)	2,735	833,837

		6,932,430

Taiwan : 1.08%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	54,000	210,131
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	83,000	271,027
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	103,000	731,682
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	127,867

		1,340,707

Thailand : 0.27%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	141,396
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	193,525

		334,921

United Kingdom : 13.18%
3i Group plc (Financials, Capital Markets)	27,100	334,674
Aon plc (Financials, Insurance)	9,215	1,273,237
AstraZeneca plc (Health Care, Pharmaceuticals)	2,300	138,652
Aviva plc (Financials, Insurance)	22,000	156,455
BAE Systems plc (Industrials, Aerospace & Defense)	132,106	1,048,419
Barclays plc (Financials, Banks)	66,900	179,184
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	190,029
Bellway plc (Consumer Discretionary, Household Durables)	4,200	176,773
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	114,717
BP plc (Energy, Oil, Gas & Consumable Fuels)	91,700	539,369
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	18,500	76,522
Carillion plc (Industrials, Construction & Engineering) «	30,400	22,782
Centrica plc (Utilities, Multi-Utilities)	68,900	180,450
Coca-Cola European Partners plc (Consumer Staples, Beverages)	26,457	1,143,736
Conva Tec Limited (Health Care, Health Care Equipment & Supplies) †144A	131,800	540,298
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	145,517
Debenhams plc (Consumer Discretionary, Multiline Retail)	93,500	53,047
easyJet plc (Industrials, Airlines)	6,900	112,524
Experian Group Limited plc (Industrials, Professional Services)	19,498	387,686
Firstgroup plc (Industrials, Road & Rail) †	54,400	82,901
Galliford Try plc (Industrials, Construction & Engineering)	6,500	116,292
GKN plc (Consumer Discretionary, Auto Components)	42,600	180,704
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	19,400	387,657
Inchcape plc (Consumer Discretionary, Distributors)	19,900	210,836
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	90,900	293,597
Kingfisher plc (Consumer Discretionary, Specialty Retail)	55,500	215,579
Liberty Global plc Class A (Consumer Discretionary, Media) †	14,979	507,189
Liberty Global plc Class C (Consumer Discretionary, Media) †	24,395	799,424
Lloyds Banking Group plc (Financials, Banks)	134,900	116,724
London Stock Exchange Group plc (Financials, Capital Markets)	2,020	99,891
Man Group plc (Financials, Capital Markets)	443,829	936,941
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	33,900	144,113
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	17,506	108,396
Mitie Group plc (Industrials, Commercial Services & Supplies) «	31,900	112,041
Mondi plc (Materials, Paper & Forest Products)	4,200	110,553
Old Mutual plc (Financials, Insurance)	59,600	154,520
Qinetiq Group plc (Industrials, Aerospace & Defense)	47,700	151,800
Redrow plc (Consumer Discretionary, Household Durables)	24,200	189,023
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,800	193,076
Royal Mail plc (Industrials, Air Freight & Logistics)	20,900	111,157
Smiths Group plc (Industrials, Industrial Conglomerates)	47,948	971,081
St. James’s Place plc (Financials, Insurance)	6,010	96,503
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	4,400	202,955

6

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name				Shares	Value

United Kingdom (continued)
United Business Media plc (Consumer Discretionary, Media)				111,238	$1,064,064
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)				500,233	1,465,208
Wolseley plc (Industrials, Trading Companies & Distributors)				8,603	513,851

					16,350,147

United States : 1.89%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †				575	567,974
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)				4,476	665,715
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)				14,882	701,537
WABCO Holdings Incorporated (Industrials, Machinery) †				2,948	405,556

					2,340,782

Total Common Stocks (Cost $98,936,158)					115,694,563

			Expiration date
Participation Notes : 1.45%
China : 0.39%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †			2-19-2019	6,790	486,124

Ireland : 1.06%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)			10-29-2018	62,387	1,312,824

Total Participation Notes (Cost $1,004,872)					1,798,948

		Dividend yield
Preferred Stocks : 0.51%
Brazil : 0.03%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±		2.82%		13,600	37,158

Germany : 0.48%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.21		4,201	595,534

Total Preferred Stocks (Cost $474,716)					632,692

Short-Term Investments : 6.24%

		Yield
Investment Companies : 6.24%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25		1,740,058	1,740,232
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.89		6,002,564	6,002,564

Total Short-Term Investments (Cost $7,742,775)					7,742,796

Total investments in securities (Cost $108,158,521)*	101.45%				125,868,999
Other assets and liabilities, net	(1.45)				(1,796,307)

Total net assets	100.00%				$124,072,692

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

7

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Diversified International Fund

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $108,309,111 and unrealized gains (losses) consists of:

Gross unrealized gains	$25,909,007
Gross unrealized losses	(8,349,119)

Net unrealized gains	$17,559,888

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

8

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,643,359	$0	$0	$1,643,359

Austria	518,201	0	0	518,201
Brazil	1,570,274	0	0	1,570,274
Canada	3,100,409	0	0	3,100,409
Chile	69,188	0	0	69,188
China	5,656,632	0	0	5,656,632
Czech Republic	72,599	0	0	72,599
Denmark	1,071,893	0	0	1,071,893
Finland	95,178	0	0	95,178
France	7,190,745	0	0	7,190,745
Germany	18,007,972	0	0	18,007,972
Hong Kong	2,910,337	0	0	2,910,337
Hungary	89,596	0	0	89,596
Indonesia	241,851	0	0	241,851
Ireland	1,852,584	0	0	1,852,584
Israel	373,223	0	0	373,223
Italy	4,535,949	0	0	4,535,949
Japan	17,164,520	0	0	17,164,520
Malaysia	1,327,994	0	0	1,327,994
Mexico	230,040	0	0	230,040
Netherlands	7,351,539	0	0	7,351,539
Norway	2,545,341	0	0	2,545,341
Poland	74,198	0	0	74,198
Portugal	120,037	0	0	120,037
Russia	1,732,584	0	0	1,732,584
Singapore	460,637	0	0	460,637
South Africa	1,310,240	0	0	1,310,240
South Korea	5,156,948	0	0	5,156,948
Spain	1,521,743	0	0	1,521,743
Sweden	399,765	0	0	399,765
Switzerland	6,932,430	0	0	6,932,430
Taiwan	1,340,707	0	0	1,340,707
Thailand	334,921	0	0	334,921
United Kingdom	16,350,147	0	0	16,350,147
United States	2,340,782	0	0	2,340,782
Participation notes
China	0	486,124	0	486,124
Ireland	0	1,312,824	0	1,312,824
Preferred stocks			0
Brazil	37,158	0	0	37,158
Germany	595,534	0	0	595,534
Short-term investments
Investment companies	6,002,564	0	0	6,002,564
Investments measured at net asset value*				1,740,232

	122,329,819	1,798,948	0	125,868,999
Forward foreign currency contracts	0	36,938	0	36,938

Total assets	$122,329,819	$1,835,886	$0	$125,905,937

Liabilities
Forward foreign currency contracts	$0	$119,647	$0	$119,647

Total liabilities	$0	$119,647	$0	$119,647

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,740,232 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended July 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At July 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2017	In exchange for U.S. $	Unrealized gains
8-30-2017	Barclays	178,000 EUR	$211,021	$201,117	$9,904
8-30-2017	Barclays	440,000 EUR	521,626	494,592	27,034

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2017	In exchange for U.S. $	Unrealized losses
8-30-2017	Barclays	618,000 EUR	$732,647	$693,347	$(39,300)
9-12-2017	Morgan Stanley	442,000 GBP	583,969	559,353	(24,616)
9-12-2017	Morgan Stanley	690,000 GBP	911,626	896,621	(15,005)
9-12-2017	Morgan Stanley	690,000 GBP	911,626	897,000	(14,626)
10-27-2017	Goldman Sachs	1,435,000 EUR	1,706,571	1,680,471	(26,100)

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 94.85%

Brazil : 6.92%
Ambev SA ADR (Consumer Staples, Beverages)	5,822,000	$35,397,760
Atacadao Distribuicao Comercio e Industria (Consumer Staples, Food & Staples Retailing)†	5,560,000	26,994,532
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail)†	3,974,833	16,952,965
Banco Bradesco SA ADR (Financials, Banks)	3,422,950	32,928,779
BM&F Bovespa SA (Financials, Capital Markets)	6,663,005	43,781,157
BRF Brazil Foods SA ADR (Consumer Staples, Food Products)«	1,266,078	14,927,060
IRB-Brasil Resseguros SA (Financials, Insurance)†	1,150,669	10,807,990
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	3,064,250	28,791,677
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	787,302	18,147,824
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	681,600	15,081,822

		243,811,566

Chile : 2.20%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	16,613,250	6,173,178
Banco Santander Chile SA ADR (Financials, Banks)	1,274,392	36,027,062
SACI Falabella (Consumer Discretionary, Multiline Retail)	3,837,228	35,450,910

		77,651,150

China : 24.17%
51Job Incorporated ADR (Industrials, Professional Services)†	759,941	37,434,694
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	304,037	47,110,533
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	109,540	24,794,379
China Distance Education ADR (Consumer Discretionary, Diversified Consumer Services)	973,710	6,845,181
China International Capital Corporation Limited H Shares (Financials, Diversified Financial Services)	1,334,904	2,126,057
China Life Insurance Company Limited H Shares (Financials, Insurance)	23,518,290	74,522,159
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	9,080,165	97,360,554
China Rapid Finance Limited ADR (Financials, Consumer Finance)†«	992,702	6,948,914
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	1,055,632	63,052,899
Gridsum Holding Incorporated ADR (Information Technology, Software)†	441,040	3,321,031
Hengan International Group Company Limited (Consumer Staples, Personal Products)	4,687,000	35,763,968
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	25,884,207	20,413,622
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services)†	917,413	73,081,120
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	11,566,000	7,448,274
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	14,537,717
SINA Corporation (Information Technology, Internet Software & Services)	892,907	84,656,513
Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,678,800	67,360,055
Tingyi Holding Corporation (Consumer Staples, Food Products)	1,298,000	1,653,493
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	7,690,000	32,981,897
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	4,664,738	57,376,277
Want Want China Holdings Limited (Consumer Staples, Food Products)	34,604,000	23,391,857
Weibo Corporation ADR (Information Technology, Internet Software & Services)†«	690,626	53,143,671
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products)	17,203,626	16,783,381

		852,108,246

Colombia : 0.54%
Bancolombia SA ADR (Financials, Banks)	432,400	18,913,176

Hong Kong : 5.61%
AIA Group Limited (Financials, Insurance)	8,691,400	68,489,229
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	24,574,000	27,497,409
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	14,999,251
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	25,490,500	20,788,458
WH Group Limited (Consumer Staples, Food Products)144A	70,405,500	66,071,634

		197,845,981

India : 9.91%
AU Small Finance Bank Limited (Financials, Consumer Finance)†144A	451,041	4,152,449
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	2,718,728	17,755,088
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	2,643,851	16,542,808

1

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name	Shares	Value

India (continued)
Dalmia Bharat Limited (Materials, Construction Materials)	312,329	$12,947,404
HDFC Bank Limited ADR (Financials, Banks)	123,826	11,983,880
HDFC Limited (Financials, Thrifts & Mortgage Finance)	1,160,700	32,373,219
ICICI Bank Limited ADR (Financials, Banks)	3,226,952	30,042,923
Indusind Bank Limited (Financials, Banks)	817,217	20,965,061
Infosys Limited ADR (Information Technology, IT Services)«	1,857,460	29,347,868
ITC Limited (Consumer Staples, Tobacco)	9,878,960	43,927,022
Kotak Mahindra Bank Limited (Financials, Banks)	967,262	15,404,271
Laurus Labs Limited (Health Care, Pharmaceuticals)144A	455,595	4,124,066
Max India Limited (Financials, Industrial Conglomerates)	925,389	8,791,385
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance)144A	191,606	4,485,255
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	444,200	11,184,066
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	1,246,587	61,830,715
SH Kelkar & Company Limited (Materials, Chemicals)†144A	1,314,144	5,421,379
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	18,086,528

		349,365,387

Indonesia : 2.36%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,651,000	8,769,268
PT Bank Central Asia Tbk (Financials, Banks)	9,549,500	13,402,556
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	4,880,920
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)	38,278,161	14,508,009
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	9,964,392
PT Telekomunikasi Indonesia Persero Sponsored ADR Tbk (Telecommunication Services, Diversified Telecommunication Services)«	907,754	31,798,623

		83,323,768

Luxembourg : 0.66%
Biotoscana Investments SA (Health Care, Biotechnology)†	921,551	8,053,062
Play Communications SA (Telecommunication Services, Wireless Telecommunication Services)†	1,500,779	15,359,429

		23,412,491

Malaysia : 1.10%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,280,900	18,799,567
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,196,300	19,894,383

		38,693,950

Mexico : 7.33%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	1,577,320	27,887,018
Becle SAB de CV ADR (Consumer Staples, Beverages)†	8,414,661	14,180,021
Cemex SAB de CV ADR (Materials, Construction Materials)†	1,921,848	18,661,144
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	25,236,922	47,021,975
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	762,120	76,882,666
Grupo Financiero Banorte SAB de CV (Financials, Banks)	5,673,188	37,600,306
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	1,703,441	17,477,305
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	8,127,100	18,808,399

		258,518,834

Netherlands : 0.91%
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,110,106	32,170,872

Peru : 0.40%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,152,495	14,106,539

Philippines : 0.86%
Ayala Corporation (Financials, Diversified Financial Services)	647,624	11,101,759
Metropolitan Bank & Trust Company (Financials, Banks)	4,287,486	7,392,217
SM Investments Corporation (Industrials, Industrial Conglomerates)	732,873	11,720,739

		30,214,715

2

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Russia : 1.78%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	428,249	$19,943,556
Magnit (Consumer Staples, Food & Staples Retailing)(a)	95,300	15,206,030
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	1,107,800	9,493,846
Sberbank of Russia ADR (Financials, Banks)	1,541,195	17,954,922

		62,598,354

South Africa : 3.88%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«	878,071	8,798,271
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	690,000	7,814,808
Impala Platinum Holdings Limited (Materials, Metals & Mining)†	610,758	1,631,778
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,102,643	18,904,841
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	2,678,100	40,984,100
Standard Bank Group Limited (Financials, Banks)	1,690,190	20,998,563
Tiger Brands Limited (Consumer Staples, Food Products)	1,235,333	37,447,826

		136,580,187

South Korea : 12.23%
Amorepacific Corporation (Consumer Staples, Personal Products)	20,500	5,193,468
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)«	3,074,813	55,930,848
KT&G Corporation (Consumer Staples, Tobacco)	207,091	21,096,800
Naver Corporation (Information Technology, Internet Software & Services)	59,700	42,839,105
Netmarble Games Corporation (Information Technology, Software)†144A	23,102	2,952,134
Samsung Biologics Company Limited (Health Care, Life Sciences Tools & Services)†144A	21,099	5,128,393
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	92,936	200,148,126
Samsung Life Insurance Company Limited (Financials, Insurance)	445,337	49,943,965
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	813,000	47,949,600

		431,182,439

Taiwan : 8.64%
104 Corporation (Industrials, Professional Services)	1,655,000	8,194,019
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	4,166,448	3,428,863
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,039,881	26,779,101
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	4,135,000	35,056,879
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,285,224	58,855,808
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	2,967,852	106,723,958
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	34,162,368	65,393,349

		304,431,977

Thailand : 3.29%
Bangkok Bank PCL (Financials, Banks)	1,569,800	8,703,683
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	4,128,139	10,916,900
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	1,925,900	22,455,763
Siam Commercial Bank PCL (Financials, Banks)	7,405,100	32,712,265
Thai Beverage PCL (Consumer Staples, Beverages)	58,227,000	41,033,675

		115,822,286

Turkey : 0.64%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)	2,660,453	15,602,810
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)«	1,246,853	7,067,986

		22,670,796

United Arab Emirates : 0.07%
Emaar Malls Group (Real Estate, Real Estate Management & Development)	3,773,147	2,547,584

United Kingdom : 0.79%
Standard Chartered plc (Financials, Banks)†	2,475,244	27,651,851

3

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name				Shares	Value

United States : 0.56%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)				68,900	$19,872,136

Total Common Stocks (Cost $2,478,420,890)					3,343,494,285

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%

Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services)(a)(i)(s)		6.50%	4-15-2018	$303,000	0
Total Convertible Debentures (Cost $160,691)					0

		Dividend yield		Shares
Preferred Stocks : 1.41%

Brazil : 1.41%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.05		9,910,093	49,799,143

Total Preferred Stocks (Cost $40,256,393)					49,799,143

		Yield
Short-Term Investments : 6.15%

Investment Companies : 6.15%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25		131,749,093	131,762,268
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.89		84,781,504	84,781,504

Total Short-Term Investments (Cost $216,535,586)					216,543,772

Total investments in securities (Cost $2,735,373,560)*	102.41%				3,609,837,200
Other assets and liabilities, net	(2.41)				(84,878,059)

Total net assets	100.00%				$3,524,959,141

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,754,063,640 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,216,977,937
Gross unrealized losses	(361,204,377)

Net unrealized gains	$855,773,560

Abbreviations:

ADR	American depositary receipt
BRL	Brazilian real
GDR	Global depositary receipt
LLC	Limited liability company
MTN	Medium-term note
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$243,811,566	$0	$0	$243,811,566
Chile	77,651,150	0	0	77,651,150
China	852,108,246	0	0	852,108,246
Colombia	18,913,176	0	0	18,913,176
Hong Kong	197,845,981	0	0	197,845,981
India	349,365,387	0	0	349,365,387
Indonesia	83,323,768	0	0	83,323,768
Luxembourg	23,412,491	0	0	23,412,491
Malaysia	38,693,950	0	0	38,693,950
Mexico	258,518,834	0	0	258,518,834
Netherlands	32,170,872	0	0	32,170,872
Peru	14,106,539	0	0	14,106,539
Philippines	30,214,715	0	0	30,214,715
Russia	47,392,324	15,206,030	0	62,598,354
South Africa	136,580,187	0	0	136,580,187
South Korea	431,182,439	0	0	431,182,439

Taiwan	304,431,977	0	0	304,431,977
Thailand	115,822,286	0	0	115,822,286
Turkey	22,670,796	0	0	22,670,796
United Arab Emirates	2,547,584	0	0	2,547,584
United Kingdom	27,651,851	0	0	27,651,851
United States	19,872,136	0	0	19,872,136
Convertible Debentures
Brazil	0	0	0	0
Preferred stocks
Brazil	49,799,143	0	0	49,799,143
Short-term investments
U.S. Treasury securities	84,781,504	0	0	84,781,504
Investments measured at net asset value*				131,762,268

Total assets	$3,462,868,902	$15,206,030	$0	$3,609,837,200

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $131,762,268 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 83.52%

Argentina : 0.69%
Banco Macro SA (Financials, Banks)	45,883	$3,983,103

Brazil : 4.52%
Ambev SA (Consumer Staples, Beverages)	425,600	2,613,639
Banco de Brasil SA (Financials, Banks)	337,700	3,108,051
BB Seguridade Participacoes SA (Financials, Insurance)	688,596	6,061,526
CCR SA (Industrials, Transportation Infrastructure)	652,200	3,572,266
Energisa SA (Utilities, Electric Utilities)	406,400	3,245,101
Itausa Investimentos Itau SA (Financials, Banks)	1,689	4,858
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)†	539,938	4,589,473
WEG SA (Industrials, Machinery)	468,100	2,843,111

		26,038,025

Cayman Islands : 0.92%
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,452,800	5,319,613

Chile : 0.88%
Enersis SA ADR (Utilities, Electric Utilities)	508,764	5,087,640

China : 18.54%
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	4,212,000	6,632,816
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	4,222,000	5,632,360
China Construction Bank H Shares (Financials, Banks)	19,560,000	16,277,462
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	4,304,500	3,797,051
China Lesso Group Holdings Limited Class L (Industrials, Building Products)	5,552,000	3,916,567
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	1,085,500	11,639,093
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	10,037,600	7,620,598
China Resources Land Limited (Real Estate, Real Estate Management & Development)	2,194,000	7,050,417
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	2,128,000	3,438,234
Hengan International Group Company Limited (Consumer Staples, Personal Products)	369,000	2,815,640
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,026,000	2,840,075
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	20,536,000	14,381,615
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	2,858,000	5,327,557
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	10,727,000	5,452,219
Xinjiang Goldwind Science & Technology Company Limited H Shares (Industrials, Electrical Equipment)	3,746,680	4,264,350
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	4,668,000	5,826,932

		106,912,986

Hong Kong : 1.28%
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	14,053,000	4,821,790
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	2,301,000	2,574,735

		7,396,525

India : 7.21%
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	824,589	6,056,080
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	899,126	5,625,910
Credit Analysis & Research Limited (Financials, Capital Markets)	121,946	3,076,724
HCL Technologies Limited (Information Technology, IT Services)	179,758	2,501,992
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	69,557	3,963,804
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	501,104	2,993,286
Infosys Technologies Limited (Information Technology, IT Services)	328,583	5,179,371
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	2,146,873	5,495,085

1

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name	Shares	Value

India (continued)
Vedanta Limited (Materials, Metals & Mining)	1,528,702	$6,668,728

		41,560,980

Indonesia : 3.22%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	4,111,100	4,558,804
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	19,197,400	1,556,079
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	4,518,900	4,298,788
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	23,233,700	8,178,179

		18,591,850

Luxembourg : 0.74%
Ternium SA (Materials, Metals & Mining)	139,713	4,275,218

Malaysia : 3.03%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	1,113,000	2,693,140
Lotte Chemical Titan Holding Bhd (Industrials, Chemicals)†144A	2,131,368	2,339,701
Malayan Banking Bhd (Financials, Banks)	1,239,197	2,761,168
Sime Darby Bhd (Industrials, Industrial Conglomerates)	1,742,500	3,845,994
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	2,248,081	3,339,436
Tenaga Nasional Bhd (Utilities, Electric Utilities)	749,700	2,472,443

		17,451,882

Mexico : 1.97%
Grupo Financiero Banorte SAB de CV (Financials, Banks)	477,200	3,162,748
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	1,338,810	2,745,679
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	2,367,328	5,478,664

		11,387,091

Philippines : 1.69%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	75,350	3,159,742
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	1,968,370	6,611,944

		9,771,686

Poland : 0.48%
Bank Pekao SA (Financials, Banks)	77,478	2,753,720

Russia : 1.65%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	81,895	3,813,850
MegaFon OAO (Telecommunication Services, Wireless Telecommunication Services)	281,061	2,706,617
Severstal PAO GDR (Materials, Metals & Mining)	218,188	2,997,903

		9,518,370

Singapore : 2.38%
CapitaRetail China Trust (Real Estate, Equity REITs)	2,284,657	2,798,606
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	118,300	3,523,291
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	2,523,900	7,393,929

		13,715,826

South Africa : 2.89%
Barclays Africa Group Limited (Financials, Banks)	415,404	4,557,900
FirstRand Limited (Financials, Diversified Financial Services)	1,458,030	5,737,527
Foschini Limited (Consumer Discretionary, Specialty Retail)	246,455	2,836,745

2

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

South Africa (continued)
Sanlam Limited (Financials, Insurance)	701,323	$3,530,895

		16,663,067

South Korea : 14.33%
Coway Company Limited (Consumer Discretionary, Household Durables)	29,909	2,648,659
Hana Financial Group Incorporated (Financials, Banks)	168,640	7,685,662
Hyundai Motor Company (Consumer Discretionary, Automobiles)	34,903	4,522,528
KB Financial Group Incorporated (Financials, Banks)	116,220	6,169,043
Korea Electric Power Corporation (Utilities, Electric Utilities)	165,629	6,593,782
Korea Reinsurance Company (Financials, Insurance)	512,038	5,902,587
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	57,358	5,971,321
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	12,510	26,941,692
Shinhan Financial Group Company Limited (Financials, Banks)	119,550	5,683,446
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	385,434	10,506,931

		82,625,651

Taiwan : 11.34%
Cathay Financial Holding Company Limited (Financials, Insurance)	2,164,000	3,525,982
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	757,770	1,949,917
CTBC Financial Holding Company Limited (Financials, Banks)	4,486,130	2,882,248
CTCI Corporation (Industrials, Construction & Engineering)	1,456,000	2,374,791
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	165,283	878,539
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,900,630	15,178,554
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	715,000	2,723,088
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)†	1,470,000	2,421,967
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,444,000	17,361,461
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	3,801,000	3,581,277
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	2,051,000	3,926,009
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	2,231,627	5,043,477
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,515,000	3,523,191

		65,370,501

Thailand : 3.39%
Charoen Pokphand Food PCL (Consumer Staples, Food Products)(a)	4,856,400	3,590,144
Intouch Holdings PCL (Telecommunication Services, Wireless Telecommunication Services)	1,677,700	3,012,413
Land & Houses PCL (Real Estate, Real Estate Management & Development)	13,395,500	4,025,514
Land & Houses PCL (Real Estate, Real Estate Management & Development)	2,002,900	598,887
Major Cineplex Group PCL (Consumer Discretionary, Media)	2,561,700	2,367,204
Thai Beverage PCL (Consumer Staples, Beverages)	8,443,400	5,950,225

		19,544,387

Turkey : 1.12%
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)	115,197	3,548,199
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)	795,326	2,906,188

		6,454,387

3

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name			Shares	Value

United Arab Emirates : 0.75%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)			2,177,920	$4,298,858

United Kingdom : 0.50%
Polymetal International plc (Materials, Metals & Mining)			238,012	2,898,526

Total Common Stocks (Cost $426,812,157)				481,619,892

Exchange-Traded Funds : 0.25%

United States : 0.25%
VanEck Vectors Russia ETF			71,931	1,439,339

Total Exchange-Traded Funds (Cost $1,121,388)				1,439,339

		Expiration date
Participation Notes : 6.68%

China : 6.68%
HSBC Bank plc (Huayu Automotive Systems Company Limited) (Consumer Discretionary, Auto Components)†		10-27-2017	1,878,500	5,966,819
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products)†		10-30-2017	666,000	2,044,124
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited) (Consumer Staples, Food Products)†		10-30-2017	293,577	901,063
HSBC Bank plc (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†		10-30-2017	512,000	3,138,347
HSBC Bank plc (Ningbo Green Electric Appliance Company Limited) (Consumer Discretionary, Household Durables)†		10-30-2017	623,433	3,639,591
UBS AG (Agricultural Bank of China Limited) (Financials, Banks)†		10-30-2017	7,785,200	4,297,119
UBS AG (Baoshan Iron & Steel Company Limited) (Materials, Metals & Mining)†		10-24-2017	3,130,061	3,464,652
UBS AG (Baoshan Iron & Steel Company Limited) (Materials, Metals & Mining)†		10-24-2017	865,900	958,461
UBS AG (Jiangsu Yanghe Brewery Joint-Stock Company Limited) (Consumer Staples, Beverages)†		10-27-2017	222,171	2,955,008
UBS AG (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†		10-30-2017	910,133	5,578,737
UBS AG (Poly Real Estate Group Company Limited) (Real Estate, Real Estate Management & Development)†		10-30-2017	3,562,340	5,570,214

Total Participation Notes (Cost $31,083,694)				38,514,135

	Dividend yield
Preferred Stocks : 3.93%

Brazil : 3.93%
Banco Bradesco SA (Financials, Banks)	10.80%		639,430	6,190,579
Companhia de Saneamento do Parana (Utilities, Water Utilities)	15.85		1,304,020	4,432,669
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining)	9.74		331,700	3,102,823
Itausa Investimentos Itau SA (Financials, Banks)	14.88		3,024,188	8,970,686

Total Preferred Stocks (Cost $17,349,293)				22,696,757

	Yield
Short-Term Investments : 3.65%

Investment Companies : 3.65%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.89%		21,066,810	21,066,811

Total Short-Term Investments (Cost $21,066,811)				21,066,811

4

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2017 (unaudited)

Total investments in securities (Cost $497,433,343)*	98.03%	565,336,934
Other assets and liabilities, net	1.97	11,343,006

Total net assets	100.00%	$576,679,940

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $499,290,301 and unrealized gains (losses) consists of:

Gross unrealized gains	$73,316,308
Gross unrealized losses	(7,269,675)

Net unrealized gains	$66,046,633

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
GDR	Global depositary receipt
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$3,983,103	$0	$0	$3,983,103
Brazil	29,120,553	0	0	29,120,553
Cayman Islands	5,319,613	0	0	5,319,613
Chile	5,087,640	0	0	5,087,640
China	106,912,986	0	0	106,912,986
Hong Kong	7,396,525	0	0	7,396,525
India	41,560,980	0	0	41,560,980
Indonesia	18,591,850	0	0	18,591,850
Luxembourg	4,275,218	0	0	4,275,218
Malaysia	17,451,882	0	0	17,451,882
Mexico	11,387,091	0	0	11,387,091
Philippines	9,771,686	0	0	9,771,686
Poland	2,753,720	0	0	2,753,720
Russia	9,518,370	0	0	9,518,370
Singapore	13,715,826	0	0	13,715,826
South Africa	16,663,067	0	0	16,663,067
South Korea	82,625,651	0	0	82,625,651
Taiwan	65,370,501	0	0	65,370,501
Thailand	19,544,387	0	0	19,544,387
Turkey	6,454,387	0	0	6,454,387
United Arab Emirates	4,298,858	0	0	4,298,858
United Kingdom	2,898,526	0	0	2,898,526
Exchange-traded funds
United States	1,439,339	0	0	1,439,339
Participation notes
China	0	38,514,135	0	38,514,135

Preferred stocks
Brazil	19,614,229	0	0	19,614,229
Short-term investments
Investment companies	21,066,811	0	0	21,066,811

Total assets	$526,822,799	$38,514,135	$0	$565,336,934

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Global Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common Stocks
Australia	$4,442,696	$0	$0	$4,442,696
Austria	1,350,428	0	0	1,350,428
Canada	17,842,915	0	0	17,842,915
Finland	1,214,102	0	0	1,214,102
France	5,968,058	0	0	5,968,058
Germany	15,821,361	0	0	15,821,361
Hong Kong	2,598,692	0	0	2,598,692
Ireland	650,180	0	0	650,180
Israel	3,328,949	0	0	3,328,949
Italy	3,088,198	0	0	3,088,198
Japan	25,881,736	0	0	25,881,736
Netherlands	1,369,710	0	0	1,369,710
Norway	1,648,036	0	0	1,648,036
Spain	6,567,643	0	0	6,567,643
Sweden	1,040,077	0	0	1,040,077
Switzerland	4,503,679	0	0	4,503,679
United Kingdom	28,271,203	0	0	28,271,203
United States	107,529,678	0	0	107,529,678

Short-term investments
Investment companies	15,467,103	0	0	15,467,103
Investments measured at net asset value*				15,963,752

Total assets	$248,584,444	$0	$0	$264,548,196

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $15,963,752 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Global Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common Stocks
Australia	$4,442,696	$0	$0	$4,442,696
Austria	1,350,428	0	0	1,350,428
Canada	17,842,915	0	0	17,842,915
Finland	1,214,102	0	0	1,214,102
France	5,968,058	0	0	5,968,058
Germany	15,821,361	0	0	15,821,361
Hong Kong	2,598,692	0	0	2,598,692
Ireland	650,180	0	0	650,180
Israel	3,328,949	0	0	3,328,949
Italy	3,088,198	0	0	3,088,198
Japan	25,881,736	0	0	25,881,736
Netherlands	1,369,710	0	0	1,369,710
Norway	1,648,036	0	0	1,648,036
Spain	6,567,643	0	0	6,567,643
Sweden	1,040,077	0	0	1,040,077
Switzerland	4,503,679	0	0	4,503,679
United Kingdom	28,271,203	0	0	28,271,203
United States	107,529,678	0	0	107,529,678

Short-term investments
Investment companies	15,467,103	0	0	15,467,103
Investments measured at net asset value*				15,963,752

Total assets	$248,584,444	$0	$0	$264,548,196

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $15,963,752 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 88.12%

Brazil : 2.21%
Cosan Limited Class A Cosan (Energy, Oil, Gas & Consumable Fuels)	1,342,395	$9,826,331

Canada : 2.61%
Lundin Mining Corporation (Materials, Metals & Mining)	1,615,145	11,620,494

China : 5.12%
China Everbright Limited (Financials, Capital Markets)	2,054,000	4,680,852
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	1,080,000	11,580,120
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	1,935,000	1,355,104
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,946,100	5,157,509

		22,773,585

Denmark : 0.92%
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	95,686	4,083,476

France : 2.88%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	230,369	12,787,415

Germany : 11.26%
Bayer AG (Health Care, Pharmaceuticals)	104,197	13,216,786
Metro AG (Consumer Staples, Food & Staples Retailing)	358,829	4,035,853
Metro Wholesale & Food Specialist AG (Consumer Staples, Food & Staples Retailing)†	358,829	7,248,903
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	28,152	6,048,732
Rheinmetall AG (Industrials, Industrial Conglomerates)	66,449	6,639,103
SAP SE (Information Technology, Software)	69,014	7,326,748
Siemens AG (Industrials, Industrial Conglomerates)	41,102	5,583,341

		50,099,466

Hong Kong : 2.33%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	10,034,000	10,379,823

Italy : 3.64%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	933,306	14,771,818
Prysmian SpA (Industrials, Electrical Equipment)	43,799	1,402,523

		16,174,341

Japan : 10.36%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,829,000	10,553,104
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,943,000	13,387,481
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,140,500	7,241,598
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	167,000	3,839,281
Nomura Holdings Incorporated (Financials, Capital Markets)	1,854,800	11,050,230

		46,071,694

Malaysia : 3.07%
CIMB Group Holdings Bhd (Financials, Banks)	8,917,463	13,642,271

Netherlands : 8.70%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	318,132	12,194,463
NN Group NV (Financials, Insurance)	315,272	12,797,684
Sensata Technologies Holding NV (Industrials, Electrical Equipment)«†	303,846	13,709,532

		38,701,679

Norway : 4.92%
Den Norske Bank ASA (Financials, Banks)	873,997	17,184,601
Frontline Limited (Energy, Oil, Gas & Consumable Fuels)«	195,800	1,135,527

1

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo International Equity Fund

Security name			Shares	Value

Norway (continued)
Marine Harvest ASA (Consumer Staples, Food Products)			192,194	$3,580,943

				21,901,071

Russia : 2.46%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)			1,274,584	10,923,185

South Africa : 2.41%
Sasol Limited (Materials, Chemicals)			355,658	10,714,201

South Korea : 7.15%
Hana Financial Group Incorporated (Financials, Banks)			278,050	12,671,954
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A			2,644	2,850,232
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			65,534	16,280,284

				31,802,470

Switzerland : 4.59%
Novartis AG (Health Care, Pharmaceuticals)			178,818	15,238,227
Zurich Insurance Group AG (Financials, Insurance)			16,964	5,171,919

				20,410,146

United Kingdom : 10.33%
Man Group plc (Financials, Capital Markets)			4,561,976	9,630,517
Smiths Group plc (Industrials, Industrial Conglomerates)			512,201	10,373,503
United Business Media plc (Consumer Discretionary, Media)			1,136,931	10,875,488
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			5,144,818	15,069,527

				45,949,035

United States : 3.16%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			45,965	6,836,374
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			153,491	7,235,566

				14,071,940

Total Common Stocks (Cost $326,235,926)				391,932,623

		Expiration date
Participation Notes : 1.68%

China : 1.68%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		2-19-2019	61,306	4,389,150
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		12-4-2024	43,031	3,080,767

Total Participation Notes (Cost $3,124,077)				7,469,917

	Yield
Short-Term Investments : 11.80%

Investment Companies : 11.80%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%		4,569,766	4,570,223
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.89		47,940,695	47,940,695

Total Short-Term Investments (Cost $52,510,875)				52,510,918

2

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2017 (unaudited)

		Value
Total investments in securities (Cost $381,870,878)*	101.60%	$451,913,458
Other assets and liabilities, net	(1.60)	(7,121,783)

Total net assets	100.00%	$444,791,675

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $381,706,484 and unrealized gains (losses) consists of:

Gross unrealized gains	$82,116,028
Gross unrealized losses	(11,909,054)

Net unrealized gains	$70,206,974

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$9,826,331	$0	$0	$9,826,331
Canada	11,620,494	0	0	11,620,494
China	22,773,585	0	0	22,773,585
Demark	4,083,476	0	0	4,083,476
France	12,787,415	0	0	12,787,415
Germany	50,099,466	0	0	50,099,466
Hong Kong	10,379,823	0	0	10,379,823
Italy	16,174,341	0	0	16,174,341
Japan	46,071,694	0	0	46,071,694
Malaysia	13,642,271	0	0	13,642,271

Netherlands	38,701,679	0	0	38,701,679
Norway	21,901,071	0	0	21,901,071
Russia	10,923,185	0	0	10,923,185
South Africa	10,714,201	0	0	10,714,201
South Korea	31,802,470	0	0	31,802,470
Switzerland	20,410,146	0	0	20,410,146
United Kingdom	45,949,035	0	0	45,949,035
United States	14,071,940	0	0	14,071,940
Participation notes
China	0	7,469,917	0	7,469,917
Short-term investments
Investment companies	47,940,695	0	0	47,940,695
Investments measured at net asset value*				4,570,223

	439,873,318	7,469,917	0	451,913,458
Forward foreign currency contracts	0	419,254	0	419,254

Total assets	$439,873,318	$7,889,171	$0	$452,332,712

Liabilities
Forward foreign currency contracts	$0	$1,276,151	$0	$1,276,151

Total liabilities	$0	$1,276,151	$0	$1,276,151

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,570,223 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended July 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes. At July 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2017	In exchange for U.S. $	Unrealized gains
8-30-2017	Barclays	3,392,000 EUR	$4,021,261	$3,832,519	$188,742
8-30-2017	Barclays	3,751,800 EUR	4,447,809	4,217,297	230,512

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2017	In exchange for U.S. $	Unrealized losses
8-30-2017	Barclays	7,143,800 EUR	$8,469,070	$8,014,772	$(454,298)
9-12-2017	Morgan Stanley	4,260,600 GBP	5,629,092	5,391,810	(237,282)
9-12-2017	Morgan Stanley	7,270,000 GBP	9,605,102	9,447,002	(158,100)
9-12-2017	Morgan Stanley	7,270,000 GBP	9,605,101	9,451,000	(154,101)
10-27-2017	Goldman Sachs	14,975,000 EUR	17,808,994	17,536,624	(272,370)

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 99.73%

Belgium : 1.03%
Anheuser-Busch InBev NV ADR (Consumer Staples, Beverages)	13,700	$1,653,042

France : 7.72%
Air Liquide SA (Materials, Chemicals)	30,220	3,709,810
Capgemini SA (Information Technology, IT Services)	39,900	4,345,495
Societe Generale SA (Financials, Banks)	73,500	4,315,663

		12,370,968

Germany : 2.78%
Bayer AG (Health Care, Pharmaceuticals)	9,700	1,230,389
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	176,500	3,227,090

		4,457,479

Hong Kong : 2.15%
AIA Group Limited (Financials, Insurance)	436,800	3,442,034

Japan : 9.07%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	102,500	2,889,655
Kao Corporation (Consumer Staples, Personal Products)	37,300	2,271,597
Nidec Corporation (Industrials, Electrical Equipment)	31,600	3,485,473
ORIX Corporation (Financials, Diversified Financial Services)	167,300	2,657,952
Sony Corporation (Consumer Discretionary, Household Durables)	78,740	3,242,592

		14,547,269

Netherlands : 8.32%
AerCap Holdings NV (Industrials, Trading Companies & Distributors)†	72,000	3,535,200
Airbus Group NV (Industrials, Aerospace & Defense)	19,800	1,654,811
Heineken NV (Consumer Staples, Beverages)	25,400	2,651,142
Sensata Technologies Holding NV (Industrials, Electrical Equipment)†	70,840	3,196,301
Unilever NV (Consumer Staples, Personal Products)«	39,700	2,309,349

		13,346,803

Spain : 2.05%
CaixaBank SA (Financials, Banks)	627,700	3,281,404

Switzerland : 7.70%
Nestle SA (Consumer Staples, Food Products)	29,300	2,475,630
Novartis AG ADR (Health Care, Pharmaceuticals)	39,500	3,365,400
Roche Holding AG (Health Care, Pharmaceuticals)	11,000	2,785,977
UBS Group AG (Financials, Capital Markets)	214,300	3,727,727

		12,354,734

United Kingdom : 6.15%
Diageo plc (Consumer Staples, Beverages)	83,100	2,684,589
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	122,354	3,463,914
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,265,000	3,705,272

		9,853,775

United States : 52.76%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	58,800	2,891,784
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	34,590	3,874,426
Affiliated Managers Group Incorporated (Financials, Capital Markets)	14,600	2,713,118
Alphabet Incorporated Class C (Information Technology, Internet Software & Services)†	4,000	3,722,000

1

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Intrinsic World Equity Fund

Security name			Shares	Value

United States (continued)
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			22,050	$3,279,497
BB&T Corporation (Financials, Banks)			70,000	3,312,400
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)			29,300	3,199,267
Cigna Corporation (Health Care, Health Care Providers & Services)			23,900	4,148,084
CIT Group Incorporated (Financials, Banks)			73,300	3,492,745
Eli Lilly & Company (Health Care, Pharmaceuticals)			20,200	1,669,732
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			37,600	3,577,264
General Dynamics Corporation (Industrials, Aerospace & Defense)			12,218	2,398,760
Gilead Sciences Incorporated (Health Care, Biotechnology)			36,800	2,800,112
Honeywell International Incorporated (Industrials, Industrial Conglomerates)			22,600	3,076,311
Lockheed Martin Corporation (Industrials, Aerospace & Defense)			2,700	788,751
Merck & Company Incorporated (Health Care, Pharmaceuticals)			52,300	3,340,924
Microsoft Corporation (Information Technology, Software)			52,700	3,831,290
Motorola Solutions Incorporated (Information Technology, Communications Equipment)			38,700	3,509,316
Oracle Corporation (Information Technology, Software)			58,800	2,935,884
PepsiCo Incorporated (Consumer Staples, Beverages)			20,500	2,390,505
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			884,190	3,707,331
Schlumberger Limited (Energy, Energy Equipment & Services)			43,900	3,011,540
The Charles Schwab Corporation (Financials, Capital Markets)			16,600	712,140
The Goldman Sachs Group Incorporated (Financials, Capital Markets)			7,245	1,632,516
The Walt Disney Company (Consumer Discretionary, Media)			24,700	2,715,271
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			28,563	3,150,213
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			67,400	3,262,160
Visa Incorporated Class A (Information Technology, IT Services)			38,200	3,803,192
Vulcan Materials Company (Materials, Construction Materials)			13,400	1,649,808

				84,596,341

Total Common Stocks (Cost $121,880,789)				159,903,849

		Yield
Short-Term Investments : 1.68%

Investment Companies : 1.68%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	2,315,320	2,315,551
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.89	380,649	380,649

Total Short-Term Investments (Cost $2,696,200)				2,696,200

Total investments in securities (Cost $124,576,989)*	101.41%			162,600,049
Other assets and liabilities, net	(1.41)			(2,257,571)

Total net assets	100.00%			$160,342,478

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $125,123,914 and unrealized gains (losses) consists of:

Gross unrealized gains	$40,366,866
Gross unrealized losses	(2,890,731)

Net unrealized gains	$37,476,135

2

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — July 31, 2017 (unaudited)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Intrinsic World Equity (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$1,653,042	$0	$0	$1,653,042
France	12,370,968			12,370,968
Germany	4,457,479	0	0	4,457,479
Hong Kong	3,442,034	0	0	3,442,034
Japan	14,547,269	0	0	14,547,269
Netherlands	13,346,803	0	0	13,346,803
Spain	3,281,404	0	0	3,281,404
Switzerland	12,354,734	0	0	12,354,734
United Kingdom	9,853,775	0	0	9,853,775
United States	84,596,341	0	0	84,596,341
Short-term investments
Investment companies	380,649	0	0	380,649
Investments measured at net asset value *				2,315,551

Total assets	$160,284,498	$0	$0	$162,600,049

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,315,551 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	September 25, 2017